Income taxes (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Income before Income Tax, Domestic and Foreign

The components of income from continuing operations before income tax comprise the following:

	Yen in millions
	For the year ended March 31
	2012	2013	2014
Income (loss) from continuing operations before income taxes:
The Company and domestic subsidiaries	¥46,181	¥(7,473)	¥25,463
Foreign subsidiaries	24,675	20,871	59,201

	¥70,856	¥13,398	¥84,664

Schedule of Components of Income Tax Expense (Benefit)

The provision for income taxes consists of the following:

	Yen in millions
	For the year ended March 31
	2012	2013	2014
Current income tax expense/(benefit):
The Company and domestic subsidiaries	¥(4,462)	¥9,200	¥1,872
Foreign subsidiaries	6,694	5,713	10,139

Total current	2,232	14,913	12,011

Deferred income tax expense (benefit):
The Company and domestic subsidiaries	16,289	(5,504)	12,649
Foreign subsidiaries	280	(2,847)	1,069

Total deferred	16,569	(8,351)	13,718

Total provision	¥18,801	¥6,562	¥25,729

Schedule of Effective Income Tax Rate Reconciliation

Reconciliation of the differences between the statutory tax rate and the effective income tax rate is as follows:

	For the year ended March 31
	2012	2013	2014
Statutory tax rate	41.0%	38.0%	38.0%
Increase (reduction) in taxes resulting from:
Tax benefit in foreign subsidiaries	(16.1)	(43.6)	(14.6)
Tax on undistributed earnings	5.1	8.9	2.2
Valuation allowance	4.1	33.7	(2.3)
Liabilities for unrecognized tax benefits	(10.5)	2.3	(0.1)
Reversal of deferred tax assets related to foreign tax credit	—	—	5.3
Changes in Japanese income tax rates	1.4	—	0.3
Other	1.5	9.7	1.6

Effective income tax rate	26.5%	49.0%	30.4%

Summary of Income Tax Holiday

The aggregate amounts and per share effects of tax holidays are as follows:

	Yen in millions
	For the year ended March 31
	2012	2013	2014
Aggregate amounts of tax holidays	¥4,023	¥2,968	¥4,362

	Yen
Per share—basic	¥14.63	¥11.02	¥16.03
—diluted	¥13.69	¥10.30	¥15.02

Schedule of Deferred Tax Assets and Liabilities

The significant components of deferred tax assets and liabilities are as follows:

	Yen in millions
	March 31
	2013	2014
Deferred tax assets:
Inventories	¥3,142	¥2,818
Marketable securities	1,102	—
Property, plant and equipment	—	5,019
Accrued bonus	2,242	2,330
Accrued enterprise tax	—	221
Pension and severance plans	4,526	4,464
Operating loss carryforwards for tax purposes	13,646	12,811
Foreign tax credit	5,402	—
Accrued vacation	1,135	1,090
Accrued expenses	3,636	1,421
Other	2,613	2,666

Gross deferred tax assets	37,444	32,840
Less—Valuation allowance	(14,492)	(14,561)

Net deferred tax assets	22,952	18,279

Deferred tax liabilities:
Refund of enterprise taxes	(285)	—
Basis difference of acquired assets	(4,495)	(458)
Property, plant and equipment	(1,058)	—
Undistributed earnings not permanently reinvested	(7,856)	(9,311)
Marketable securities	—	(321)
Intangible assets	(4,816)	(9,813)
Other	(1,083)	(5,181)

Gross deferred tax liabilities	(19,593)	(25,084)

Net deferred tax assets (liabilities)	¥3,359	¥(6,805)

Summary of Valuation Allowance

The net changes in the total valuation allowance for deferred tax assets for the years ended March 31, 2012, 2013 and 2014 consist of the following:

	Yen in millions
	March 31
	2012	2013	2014
Valuation allowance at beginning of year	¥(6,235)	¥(9,786)	¥(14,492)
Additions	(3,490)	(7,660)	(4,231)
Deductions	1,581	2,994	4,183
Impact on newly acquired companies	(1,642)	(40)	(21)

Valuation allowance at end of year	¥(9,786)	¥(14,492)	¥(14,561)

Components of net deferred tax assets

Net deferred tax assets are included in the consolidated balance sheets as follows:

	Yen in millions
	March 31
	2013	2014
Deferred tax assets:
Other current assets	¥12,787	¥10,434
Other non-current assets	7,116	1,482
Deferred tax liabilities:
Other current liabilities	(1,829)	(1,583)
Other long-term liabilities	(14,715)	(17,138)

Net deferred tax assets	¥3,359	¥(6,805)

Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Yen in millions
	For the year ended March 31,
	2012	2013	2014
Balance at April 1	¥9,199	¥1,766	¥2,361
Additions for tax positions of the current year	1,766	44	357
Additions for tax positions of prior years	—	551	—
Reduction for tax positions of prior years	—	—	(486)
Settlements	(9,199)	—	—

Balance at March 31	¥1,766	¥2,361	¥2,232